Transition to IFRS 9 and IFRS 15 IFRS 15: Revenue from Contracts with Customers - Narrative (Details) - GBP (£)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	[1]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue under IFRS 15	£ 5,964,000,000
Operating profit from continuing operations	1,017,000,000	£ 1,274,000,000	[2]
Operating costs	5,330,000,000	£ 5,410,000,000
Increase (decrease) due to application of IFRS 15 [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue under IFRS 15	570,000,000
Operating profit from continuing operations	0
Operating costs	570,000,000
US Regulated and UK Gas Transmission [Member] | Increase (decrease) due to application of IFRS 15 [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue under IFRS 15	23,000,000
Operating profit from continuing operations	10,000,000
UK Regulated [Member] | Increase (decrease) due to application of IFRS 15 [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue under IFRS 15	(6,000,000)
Operating profit from continuing operations	£ (6,000,000)

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).